SHARE-BASED PAYMENTS	6 Months Ended
Jun. 30, 2025
Share-based payments [Abstract]
SHARE-BASED PAYMENTS	SHARE-BASED PAYMENTS
The following table sets forth the total share-based payment expense for the six and three-month periods ended June 30 in relation to all directors and employees of the Company.

	Six-month period		Three-month period
	2025	2024	2025	2024
Equity-settled share-based payment expense	17	12	7	8
Cash-settled share-based payment expense	2	5	2	4
Total share-based compensation expense	19	17	9	12
The following table sets forth the total share-based payment liability in relation to all directors and employees of the Company.

	June 30, 2025	December 31, 2024

Current liability	7	6
Non-current liability	6	9
Total liability for share-based payments	13	15
Umbrella Incentive Plan
In May 2025 the Remuneration Committee approved the Umbrella Incentive Plan. Following the HQ re-designation, this plan will help to establish a flexible, market-aligned framework that consolidates the Long Term Incentive Plan ("LTIP")and Deferred
Share Award Plan ("DSP") rule into a single plan designed to support retention, reward performance, and align with shareholder interests.
On May 14, 2025, certain GEC members (excluding General Counsel), Leadership team and certain OpCo Executives were granted long term incentive award of 12,604,100 equity-settled and 245,950 cash-settled common shares under the Umbrella
Plan. These awards are subject to a market condition tied to an absolute share price target for a total of shares related to a performance period of January 1, 2025 to December 31, 2027, being the vesting date. The fair value of the awards with market performance condition was determined using the Monte Carlo simulation that takes into account the likelihood of the performance condition being satisfied.
The following table sets forth the principal assumptions applied by VEON in determining the fair value of equity settled share-
based payment instruments with market performance conditions as of grant date and for cash-settled awards with market performance conditions remeasured at June 30, 2025:

Assumptions affecting inputs to fair value model	Equity-settled	Cash-settled
Annual risk-free rates of return and discount rates (%)	4.05%	3.69%
Long-term dividend yield (%)	—%	—%
Volatility of share price (%)	50.24%	45.04%
Share price (p)*	$1.96	$1.84
* To ensure data consistency, all awards were converted to VEON common share price equivalents.
On May 20, 2025, two rotational GEC members and one OpCo Executive were granted long term incentive awards of 755,825 equity-settled and 191,300 cash-settled common shares respectively on target under the Umbrella Incentive Plan. These awards are subject to non-market performance condition linked with scorecards for their respective OpCo related to a performance period of January 1, 2025 to December 31, 2027, being the vesting date.
Additionally, on June 17, 2025, a special equity-settled award of 685,000 common shares was granted to a former member of the
GEC. The award is subject to service-based vesting conditions, with 40% vesting on February 28, 2026, 40% vesting on October
31, 2026, and the remaining 20% vesting on January 31, 2027.
For awards with non-market performance and service conditions, the fair value of the awards is determined by reference to the price of the underlying common share on the measurement date.
Deferred Share Plan
On April 2, 2025, a service based one-off equity-settled award of 250,000 shares was granted to the Group Chief Financial
Officer ("GCFO"), under the DSP. The award will be vested 50% on March 31, 2026 and the remaining 50% on March 31, 2027.
On April 28, 2025, eligible employees excluding key management personnel received an equity-settled award of 336,600 common shares and cash-settled award of 72,350 common shares as a part of their HQ Long Term Incentive ("LTI") 2024 ‘Main’
and ‘Match’ award. Under this plan, eligible participant employees may receive 75% of their annual performance bonus payout in cash and 25% in the form of a ‘Main’ equity grant, which vests immediately upon grant. The participant employees are eligible to receive a ‘Match’ equity award equal in value to the Main Award, which is subject to a two-year vesting period and subject to the employee’s continued active employment at the time of vesting.
Also, on April 28, 2025, certain key management personnel received an equity-settled award of 725,125 common shares as a part of their 50% annual performance bonus converted into share-based grant, which vested immediately upon grant. These shares are subject to a two-year restriction period.
For the awards issued under DSP, the fair value is determined by reference to the price of the underlying common share on the measurement date.
Long-Term Incentive Plan
On June 17, 2025, a former member of the GEC irrevocably and unconditionally surrendered an equity-settled Long Term
Incentive award of 2,055,292 common shares granted in 2024 for no consideration. This has resulted in cancellation of award and cause it to lapse with immediate effect.
Share-based payments to non-employees
Refer to Note 13 - Related parties of these interim condensed consolidated financial statements for specific disclosures related to the Impact Investments agreement.